PLAN TERMINATION	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Description of Plan [Line Items]
PLAN TERMINATION	PLAN TERMINATION
Although it has not expressed any intent to do so, the Company has the right under the Plan, at any time, to terminate the Plan subject to the provisions of ERISA. Regardless of such actions, the principal and income of the Plan remains for the exclusive benefit of the Plan’s participants and beneficiaries. The Company may direct VFTC either to distribute the Plan’s assets to the participants, or to continue the Trust and distribute benefits as though the Plan had not been terminated.